Shareholders’ Deficit (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 Integer $ / shares shares	Dec. 31, 2022 Integer $ / shares shares	Jun. 28, 2023 $ / shares	Jun. 20, 2023 $ / shares	Jan. 30, 2023 shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Preference shares , shares authorized	1,000,000	1,000,000				1,000,000
Preference shares, shares issued	0	0				0
Preference shares, shares outstanding	0	0				0
Public Warrants [Member]
Class of Stock [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Public warrants exercisable term from the closing of the initial public offering	1 year	1 year
Public warrants expiration term	5 years	5 years
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Warrant redemption condition minimum share price | $ / shares	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Share price trigger used to measure dilution of warrant | $ / shares	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60.00%	60.00%
Trading period after business combination used to measure dilution of warrant	20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	200,000,000	200,000,000				200,000,000
Ordinary shares, par value (In Dollar per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	13,433,333	1,450,000			47,933,333	1,450,000
Number of public shares outstanding	13,433,333	1,450,000			47,933,333	1,450,000
Temporary equity, shares outstanding	2,383,053	34,500,000				34,500,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	20,000,000	20,000,000				20,000,000
Ordinary shares, par value (In Dollar per share) | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001
Ordinary shares, shares issued	0	11,983,333			0	11,983,333
Number of public shares outstanding	0	11,983,333			0	11,983,333
Ordinary shares, vote per share | Integer	1	1
Ratio to be applied to the stock in the conversion	25.00%	25.00%